Document And Entity Information	9 Months Ended
Sep. 30, 2024
Document Information [Line Items]
Entity Central Index Key	0001583648
Entity Registrant Name	Palvella Therapeutics, Inc.
Amendment Flag	false
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2024
Document Type	S-1
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	30-0784346
Entity Address, Address Line One	125 Strafford Ave Suite 360
Entity Address, City or Town	Wayne
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19087
City Area Code	484
Local Phone Number	253-1461
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false